Investments in Film - Schedule of Investments in Film (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Investments in Film [Line Items]
Investments in film- current	$ 535,857	$ 1,077,457
Investments in Film [Member]
Schedule of Investments in Film [Line Items]
Investments in film- current	$ 535,857	$ 1,077,457